SHAREHOLDERS' DEFICIT - Common Stock Shares (Details)	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Nov. 11, 2021 shares
SHAREHOLDERS' DEFICIT
Ordinary shares, shares authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, par value, (in dollars per share) | $ / shares	$ 0.00001	$ 0.00001
Ordinary shares, shares issued (in shares)	474,621,603	474,621,603
Ordinary shares, shares outstanding (in shares)	474,621,603	474,621,603
Number of shares subject to redemption	68,228,526	68,228,526
CIK 0001841024 L Catterton Asia Acquisition Corp
SHAREHOLDERS' DEFICIT
Aggregated shares issuable upon converted basis (in percent)	20.00%
Class A Ordinary shares | CIK 0001841024 L Catterton Asia Acquisition Corp
SHAREHOLDERS' DEFICIT
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares, par value, (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Class A ordinary shares subject to possible redemption | CIK 0001841024 L Catterton Asia Acquisition Corp
SHAREHOLDERS' DEFICIT
Ordinary shares, shares outstanding (in shares)	21,783,622
Number of shares subject to redemption	21,783,622	28,650,874
Class A ordinary shares not subject to possible redemption | CIK 0001841024 L Catterton Asia Acquisition Corp
SHAREHOLDERS' DEFICIT
Ordinary shares, shares issued (in shares)	0	0
Ordinary shares, shares outstanding (in shares)	0	0
Class B Ordinary shares | CIK 0001841024 L Catterton Asia Acquisition Corp
SHAREHOLDERS' DEFICIT
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares, par value, (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)	7,162,718	7,162,718
Ordinary shares, shares outstanding (in shares)	7,162,718	7,162,718
Ordinary shares, votes per share | Vote	1